Equity	12 Months Ended
Jun. 30, 2018
Equity
Equity
17.	Equity

a)	Capital (number of shares)

Shareholder	2018	2017

Cresud S.A.C.I.F.Y.A. (a)	23,291,500	23,291,500
Board of Directors	8,431,700	161,900
Executive Board	168,267	159
Officers	8,599,967	162,059
Treasury	3,086,748	3,254,556
Other	21,910,701	30,180,801
Total shares of paid-up capital	56,888,916	56,888,916
Total outstanding shares	21,910,701	30,180,801
Outstanding shares as percentage of total shares (%)	39	53

(a)	Of this amount, 140,450 shares are held by Agro Managers S.A. and 1,000 shares are held by Agro Managers, subsidiaries of Cresud S.A.

At June 30, 2018 and 2017, the Company’s subscribed and paid-up capital amounted to R$584,224. The Company is authorized to increase its capital, regardless of amendments to the articles of incorporation, up to the limit of R$3,000,000, as decided by the Board of Directors.

b)	Stock option plan

The information on the stock option plan and issue of new grants is described in Note 21.

c)	Legal reserve and retention for investment and expansion

Pursuant to article 193 of Law No. 6404/76 and article 36, item (a), 5% (five per cent) of the Company’s net income at the end of each year must, before any other allocation, be used to set up a legal reserve, which shall not exceed 20% (twenty percent) of capital.

The Company is allowed not to set up the legal reserve for the financial year in which the reserve balance, plus the amount of capital reserve addressed in item 1, of article 182, of Law No. 6404/76, exceeds 30% (thirty per cent) of capital. The legal reserve aims at assuring the integrity of the Company’s capital and may only be used to offset loss and increase capital.

According to article 36, item (c), of the Company’s articles of incorporation and article 196 of Law No. 6404/76, the Company may allocate the remaining portion of adjusted net income for the year ended, to reserve for investment and expansion, subject to approval on the General Shareholders’ Meeting.

The balance of the retained profits reserve, except for the reserves of unrealized profit and reserves for contingencies, may not exceed the amount of capital. Once this maximum limit is reached, the General Meeting may resolve on the investment of the exceeding portion in the payment, increase of capital or in dividend distribution.

d)	Dividends

Pursuant to article 36, of the Company’s Articles of Incorporation, profit for the year shall be allocated as follows: (a) 5% (five percent) of net profit for the set-up of legal reserve, up to the limit of 20% (twenty percent) of share capital ; (b) 25% (twenty five percent) of adjusted net profit, after the deduction addressed in item (a) above, shall be allocated to the payment of mandatory dividends and (iii) the remaining portion of adjusted net profit, after the deduction addressed in item (b) above, may be allocated to the reserve for investment and expansion.

	2018	2017
Profit for the year (a)	126,338	27,310
(-) Constitution of legal reserve (5% of net profit)	(6,317)	(1,366)
Adjusted net profit	120,021	25,944

(-) Mandatory minimum dividends - 25% of adjusted net profit	(30,005)	(6,486)
(-) Additional dividends proposed	(10,995)	(6,486)

Proposed dividends	(41,000)	(12,972)

Set-up of reserve for investments and expansion	79,021	12,972

Total paid-in capital (per thousand shares)	56,889	56,889
(-) Treasury shares (per thousand shares)	(3,087)	(3,255)
(=) Free float (per thousand shares)	53,802	53,634

Dividend per share (R$)	0.76	0.24

At June 30, 2018, the total of R$30,005 was allocated as mandatory minimum dividends and R$10,995 as additional dividends proposed, to be approved at the Annual Shareholders’ Meeting.

On October 16, 2018, the Company approved the distribution of dividends at the Extraordinary Shareholders’ Meeting, in the amount of R$41,000.

On October 2, 2017, the shareholders of the Company approved at the Annual Shareholders’ Meeting the distribution of dividends in the amount of R$12,972, of which R$6,486 refers to mandatory minimum dividends and R$6,486 to additional dividends proposed.

e)	Other comprehensive income

At June 30, 2018, the effects from foreign exchange rate differences arising from the translation of Cresca, Palmeiras and Moroti financial statements for the year amounted to positive R$27,084 (R$3,410 at June 30, 2017 and R$27,865 at June 30, 2015), and the accumulated effect amounted to R$39,883 (R$43,415 on June 30, 2017), due to the write-off of R$30,616 upon the spin-off of Cresca, as per Note 1.1.

f)	Treasury shares

The Shares were acquired through a common share repurchase plan, as approved at the meeting of Company’s Board of Directors held on June 25, 2015. On the same date, the Board of Directors approved the plan to repurchase common shares issued to be held in treasury and later disposal or cancellation with no capital decrease.

Changes in treasury shares in the year are as follows:

Treasury shares	Number of shares	Amount (R$)
At June 30, 2016	3,344,211	37,203
Acquisitions	1,345,400	15,551
Cancellations	(1,337,684)	(14,881)
Transfer to Board of Executive Officers – 3rd Grant of Shares*	(97,371)	(1,076)
At June 30, 2017	3,254,556	36,797

Acquisitions	50,300	610
Transfer to Board of Executive Officers – 2nd and 3rd Grant of Shares (Note 21)	(218,108)	(2,199)
At June 30, 2018	3,086,748	35,208

g)	Subscription warrants

On March 15, 2006, the Board of Directors approved the issue of 512,000 share subscription warrants, 256,000 of which for first issue and 256,000 for second issue, which were delivered to the founder shareholders, in proportion to their interest in the Company’s capital at the date of issue of the subscription warrants. Each issue of subscription warrant grants their holders the right to subscribe shares issued by the Company, in an amount equivalent to 20% of its capital after the increase arising from the full exercise of the subscription warrant of each issue.

Subscription warrants of the first issue grant their holders, as from the dates on which they become exercisable, the right to subscribe the shares issued by the Company through the payment of the price per share used in the initial public offering, subject to certain restatement and adjustment rules. The subscription warrants of the first issue were issued in three series, which differ solely as to the date on which the right to subscribe the shares granted by them start.

Exceptionally, the subscription warrants of the first issue may be exercised by their holders in the event of transfer of the Company’s control or acquisition of material interest, as defined in the terms of the corporate documents that decided on the issue of the subscription warrants.

The subscription warrants of the second issue grant the holders the right to subscribe shares issued by the Company for up to 15 years, from the date of publication of the announcement of closing of the initial public offering of shares and solely in the events of transfer or acquisition of material shareholding control in the Company, as defined in the terms of the corporate document that decided on the issue of the subscription warrants. In such events, public offerings for acquisition of all the outstanding shares of the Company shall be presented. For the subscription of shares object of the subscription warrants of second issue, their holders shall be required to pay the same price per share used in the abovementioned public offerings of acquisition of the Company shares.

The number of shares to be subscribed according to the subscription warrants shall be adjusted in case of split or reverse split of shares. The detailed information of the second issue market value of these subscription warrants is shown in the table below:

	Second issue
BrasilAgro	2018	2017

Price of share - R$	13.55	12.20
Maturity (years)	15	15
Maturity (day/month/year)	27/04/2021	4/27/2021
Exercise price at year end - R$/share	19.57	18.75
Number of existing shares	56,888,916	56,888,916
Percentage of capital shares subject to conversion (percentage of new capital) - %	20	20
Number of outstanding shares and stock purchase warrants	256,000	256,000